Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 3,813	$ 2,379	$ 839
Financial income	9		8
Interest income	5	9	16
Other	110	121	264
Total non-operating income from continuing operations	$ 3,937	$ 2,509	$ 1,127